Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 4,685,935	$ 718,151	¥ 3,755,528
Long-term Funding Debts	825,814	$ 126,562	450,595
Liabilities to Individual Investors - Juzi Licai
Debt Instrument [Line Items]
Short-term Funding Debts			793,356
Liabilities to Other Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	4,685,935		2,962,172
Long-term Funding Debts	¥ 825,814		¥ 450,595